SEGALL BRYANT & HAMILL SELECT EQUITY ETF
STATEMENT OF INVESTMENTS
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Communication Services - 6.8%
Media & Entertainment - 6.8%
Alphabet, Inc. - Class C (a)	55,124	$ 8,393,180

Consumer Discretionary - 8.2%
Consumer Discretionary Distribution & Retail - 8.2%
O'Reilly Automotive, Inc. (a)	4,105	4,634,053
TJX Cos., Inc. (The)	54,022	5,478,911
		10,112,964
Consumer Staples - 3.8%
Food, Beverage & Tobacco - 3.8%
Mondelez International, Inc. - Class A	66,434	4,650,380

Financials - 24.5%
Banks - 4.7%
JPMorgan Chase & Co.	29,069	5,822,521

Financial Services - 10.4%
Ares Management Corp. - Class A	40,566	5,394,466
Visa, Inc. - Class A	26,646	7,436,366
		12,830,832
Insurance - 9.4%
Globe Life, Inc.	36,084	4,199,095
Reinsurance Group of America, Inc.	38,608	7,446,711
		11,645,806
Health Care - 17.8%
Health Care Equipment & Services - 12.4%
McKesson Corp.	8,785	4,716,227
STERIS PLC (Ireland)	21,883	4,919,736
UnitedHealth Group, Inc.	11,628	5,752,372
		15,388,335
Pharmaceuticals, Biotechnology & Life Sciences - 5.4%
Novo Nordisk A/S ADR (Denmark)	51,865	6,659,466

SEGALL BRYANT & HAMILL SELECT EQUITY ETF
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Industrials - 12.3%
Capital Goods - 12.3%
AZEK Co., Inc. (The) (a)	132,867	$ 6,672,581
Quanta Services, Inc.	32,665	8,486,367
		15,158,948
Information Technology - 21.9%
Software & Services - 18.0%
Microsoft Corp.	29,088	12,237,903
Palo Alto Networks, Inc. (a)	15,941	4,529,316
ServiceNow, Inc. (a)	7,156	5,455,735
		22,222,954
Technology Hardware & Equipment - 3.9%
Apple, Inc.	27,826	4,771,602

Materials - 4.0%
Materials - 4.0%
Avery Dennison Corp.	22,251	4,967,536

Investments at Value - 99.3% (Cost $112,981,334)		$ 122,624,524

Other Assets in Excess of Liabilities - 0.7%		862,771

Net Assets - 100.0%		$ 123,487,295

(a)	Non-income producing security.

ADR	- American Depositary Receipt
PLC	- Public Limited Company
A/S	- Aktieselskab is a Danish Joint Stock Company

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.